                                                            SUPP-NYFirstCova0419


                   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY/FIRST COVA RUSSELL-SELECT VARIABLE
                      ANNUITY/FIRST COVA VARIABLE ANNUITY


                        SUPPLEMENT DATED APRIL 29, 2019
                                     TO THE
                 PROSPECTUS DATED MAY 1, 2002 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated May 1, 2002 for the First Cova Custom-Select Variable Annuity/First Cova Russell-Select Variable Annuity/First Cova Variable Annuity variable annuity contracts issued by Brighthouse Life Insurance Company of NY ("BLNY," "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.


THE FOLLOWING INFORMATION SHOULD BE READ IN CONNECTION WITH THE INFORMATION PRESENTED ON THE FIRST PAGE OF YOUR PROSPECTUS:


     IN ACCORDANCE WITH THE REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


     IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT HTTPS://WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


     YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


THE CORRESPONDING SECTIONS OF THE PROSPECTUS ARE MODIFIED AS FOLLOWS:


BRIGHTHOUSE INVESTORS VARIABLE ANNUITY ACCOUNT B FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


 Mortality and Expense Risk Premium*........... 1.25%
 Administrative Expense Charge.................  .15%
                                                ----

 TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES........ 1.40%

 * For account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A), we are waiving an amount of the Mortality and Expense Risk Premium equal to the investment portfolio expenses that are in excess of 0.83% for First Cova VA contracts and 0.58% for First Cova Custom-Select contracts.

The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. Certain investment portfolios may impose a redemption fee in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.39%     1.21%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.71%          --          0.22%

BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Aberdeen Emerging Markets        0.89%          --          0.10%
  Equity Portfolio

 Clarion Global Real Estate Portfolio         0.61%          --          0.05%

 ClearBridge Aggressive Growth Portfolio      0.56%          --          0.02%

 MFS(R) Research International Portfolio      0.70%          --          0.05%

 Morgan Stanley Discovery Portfolio           0.64%          --          0.04%

 PIMCO Total Return Portfolio                 0.48%          --          0.26%

 T. Rowe Price Large Cap Value Portfolio      0.57%          --          0.02%

 Victory Sycamore Mid Cap Value               0.65%          --          0.04%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                        0.33%          --          0.10%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond              0.35%          --          0.04%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity           0.70%          --          0.02%
  Opportunities Portfolio -- Class A

 Brighthouse/Wellington Core Equity           0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class A         0.60%          --          0.02%

 MFS(R) Value Portfolio -- Class B            0.61%         0.25%        0.02%

 Neuberger Berman Genesis                     0.82%          --          0.03%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth               0.60%          --          0.02%
  Portfolio -- Class A

 Western Asset Management Strategic           0.57%          --          0.03%
  Bond Opportunities
  Portfolio -- Class A




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund      0.01%       0.94%         0.01%         0.93%

BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Aberdeen Emerging Markets         --        0.99%         0.05%         0.94%
  Equity Portfolio

 Clarion Global Real Estate Portfolio          --        0.66%         0.01%         0.65%

 ClearBridge Aggressive Growth Portfolio       --        0.58%         0.02%         0.56%

 MFS(R) Research International Portfolio       --        0.75%         0.10%         0.65%

 Morgan Stanley Discovery Portfolio            --        0.68%         0.02%         0.66%

 PIMCO Total Return Portfolio                  --        0.74%         0.03%         0.71%

 T. Rowe Price Large Cap Value Portfolio       --        0.59%         0.05%         0.54%

 Victory Sycamore Mid Cap Value                --        0.69%         0.09%         0.60%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                         --        0.43%           --          0.43%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               --        0.39%         0.03%         0.36%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity            --        0.72%         0.11%         0.61%
  Opportunities Portfolio -- Class A

 Brighthouse/Wellington Core Equity            --        0.97%         0.11%         0.86%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class A          --        0.62%         0.08%         0.54%

 MFS(R) Value Portfolio -- Class B             --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis                      --        0.85%         0.01%         0.84%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                --        0.62%         0.05%         0.57%
  Portfolio -- Class A

 Western Asset Management Strategic            --        0.60%         0.06%         0.54%
  Bond Opportunities
  Portfolio -- Class A


                                                      DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                         AND/OR                 FUND FEES     ANNUAL        AND/OR        ANNUAL
                                         MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------- ------------ -------------- ---------- ----------- ----------- --------------- -----------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                0.79%          --          0.04%      0.02%       0.85%         0.02%         0.83%

PUTNAM VARIABLE TRUST
 Putnam VT Equity Income                   0.47%         0.25%        0.11%        --        0.83%           --          0.83%
  Fund -- Class IB

 Putnam VT Sustainable Leaders             0.55%          --          0.13%        --        0.68%           --          0.68%
  Fund -- Class IA

RUSSELL INVESTMENT FUNDS
 Global Real Estate Securities Fund        0.80%          --          0.12%        --        0.92%           --          0.92%

 International Developed Markets Fund      0.90%          --          0.18%        --        1.08%           --          1.08%

 Strategic Bond Fund                       0.55%          --          0.12%        --        0.67%           --          0.67%

 U.S. Small Cap Equity Fund                0.90%          --          0.31%        --        1.21%           --          1.21%

 U.S. Strategic Equity Fund                0.73%          --          0.17%        --        0.90%           --          0.90%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



TRANSFERS -- MONITORED PORTFOLIOS

We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers.

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio

     Global Real Estate Securities Fund

     International Developed Markets Fund

     Invesco V.I. International Growth Fund

     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     Templeton Foreign VIP Fund

     U.S. Small Cap Equity Fund

     Western Asset Management Strategic Bond Opportunities Portfolio



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE

INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I  -- CLASS A

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth
         Portfolio)

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A


     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     Jennison Growth Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Putnam VT Equity Income Fund -- Class IB

     Putnam VT Sustainable Leaders Fund -- Class IA



RUSSELL INVESTMENT FUNDS

Russell Investment Funds is a mutual fund with multiple portfolios. Russell Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Global Real Estate Securities Fund

     International Developed Markets Fund

     Strategic Bond Fund

     U.S. Small Cap Equity Fund

     U.S. Strategic Equity Fund

OTHER INFORMATION


      BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


      Brighthouse Life Insurance Company of NY ( the "Company" or "Brighthouse") is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, New York 10017.


      DISTRIBUTOR


      The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


      FINANCIAL STATEMENTS


      The financial statements of the Separate Account are attached.


      The financial statements of the BLNY and of Metropolitan Tower Life Insurance Company ("Met Tower Life") should be distinguished from the financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and should be considered only as bearing on the ability of BLNY to meet its obligations under the Contracts and of Met Tower Life, as guarantor, to meet its obligations under the guarantee agreement. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


      For a free copy of the annual audited financial statements of the BLNY or Met Tower Life, please call us at (800) 343-8496 or write to us at 11225 North Community House Road, Charlotte, NC 28277.


      CYBERSECURITY


      Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g. the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts.) For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLNY and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.


        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.



           INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------ ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 Brighthouse/Aberdeen Emerging Markets     Seeks capital appreciation.
 Equity Portfolio
 Clarion Global Real Estate Portfolio      Seeks total return through investment in real
                                           estate securities, emphasizing both capital
                                           appreciation and current income.
 ClearBridge Aggressive Growth Portfolio   Seeks capital appreciation.
 MFS(R) Research International Portfolio   Seeks capital appreciation.
 Morgan Stanley Discovery Portfolio        Seeks capital appreciation.
 (formerly Morgan Stanley Mid Cap
 Growth Portfolio)
 PIMCO Total Return Portfolio              Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 T. Rowe Price Large Cap Value Portfolio   Seeks long-term capital appreciation by
                                           investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 Victory Sycamore Mid Cap Value            Seeks high total return by investing in equity
 Portfolio                                 securities of mid-sized companies.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                     Seeks a competitive total return primarily
 Portfolio -- Class A                      from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond           Seeks a high level of current income
 Portfolio -- Class A                      consistent with preservation of capital.
 Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class A        over time and, secondarily, long-term capital
                                           appreciation and current income.
 Brighthouse/Wellington Core Equity        Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B        over time and, secondarily, long-term capital
                                           appreciation and current income.
 Jennison Growth Portfolio -- Class A      Seeks long-term growth of capital.
 MFS(R) Value Portfolio -- Class B         Seeks capital appreciation.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund    Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 Brighthouse/Aberdeen Emerging Markets     Brighthouse Investment Advisers, LLC
 Equity Portfolio                          Subadviser: Aberdeen Asset Managers
                                           Limited
 Clarion Global Real Estate Portfolio      Brighthouse Investment Advisers, LLC
                                           Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio   Brighthouse Investment Advisers, LLC
                                           Subadviser: ClearBridge Investments, LLC
 MFS(R) Research International Portfolio   Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Discovery Portfolio        Brighthouse Investment Advisers, LLC
 (formerly Morgan Stanley Mid Cap          Subadviser: Morgan Stanley Investment
 Growth Portfolio)                         Management Inc.
 PIMCO Total Return Portfolio              Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 T. Rowe Price Large Cap Value Portfolio   Brighthouse Investment Advisers, LLC
                                           Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value            Brighthouse Investment Advisers, LLC
 Portfolio                                 Subadviser: Victory Capital Management
                                           Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        Subadviser: Wellington Management
                                           Company LLP
 Brighthouse/Wellington Core Equity        Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B        Subadviser: Wellington Management
                                           Company LLP
 Jennison Growth Portfolio -- Class A      Brighthouse Investment Advisers, LLC
                                           Subadviser: Jennison Associates LLC
 MFS(R) Value Portfolio -- Class B         Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 Neuberger Berman Genesis                  Seeks high total return, consisting principally
 Portfolio -- Class A                      of capital appreciation.
 T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.
 Portfolio -- Class A
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A        with preservation of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                Seeks long-term capital growth.
 PUTNAM VARIABLE TRUST

 Putnam VT Equity Income                   Seeks capital growth and current income.
 Fund -- Class IB
 Putnam VT Sustainable Leaders             Seeks long-term capital appreciation.
 Fund -- Class IA
 RUSSELL INVESTMENT FUNDS

 Global Real Estate Securities Fund        Seeks to provide current income and long
                                           term capital growth.
 International Developed Markets Fund      Seeks to provide long term capital growth.
 Strategic Bond Fund                       Seeks to provide total return.
 U.S. Small Cap Equity Fund                Seeks to provide long term capital growth.
 U.S. Strategic Equity Fund                Seeks to provide long term capital growth.



           INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------ -------------------------------------------
 Neuberger Berman Genesis                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 T. Rowe Price Large Cap Growth            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        Subadviser: Western Asset Management
                                           Company
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                Templeton Investment Counsel, LLC
 PUTNAM VARIABLE TRUST

 Putnam VT Equity Income                   Putnam Investment Management, LLC
 Fund -- Class IB
 Putnam VT Sustainable Leaders             Putnam Investment Management, LLC
 Fund -- Class IA
 RUSSELL INVESTMENT FUNDS

 Global Real Estate Securities Fund        Russell Investment Management, LLC
                                           Subadvisers: Cohen & Steers Capital
                                           Management, Inc., Cohen & Steers UK
                                           Limited and Cohen & Steers Asia Limited;
                                           Morgan Stanley Investment Management
                                           Inc., Morgan Stanley Investment
                                           Management Limited and Morgan Stanley
                                           Investment Management Company;
                                           RREEF America L.L.C., Deutsche
                                           Investments Australia Limited and Deutsche
                                           Alternatives Asset Management (Global)
                                           Limited.
 International Developed Markets Fund      Russell Investment Management, LLC
                                           Subadvisers: GQG Partners LLC;
                                           Janus Capital Management LLC and Perkins
                                           Investment Management LLC;
                                           Pzena Investment Management, LLC;
                                           Wellington Management Company LLP
 Strategic Bond Fund                       Russell Investment Management, LLC
                                           Subadvisers: Colchester Global Investors
                                           Limited;
                                           Logan Circle Partners, L.P.;
                                           Schroder Investment Management North
                                           America Inc.;
                                           Scout Investments, Inc.;
                                           Western Asset Management Company and
                                           Western Asset Management Company
                                           Limited
 U.S. Small Cap Equity Fund                Russell Investment Management, LLC
                                           Subadvisers: Ancora Advisors, LLC;
                                           Boston Partners Global Investors, Inc.;
                                           Copeland Capital Management, LLC;
                                           DePrince, Race & Zollo, Inc.;
                                           Falcon Point Capital, LLC;
                                           Jacobs Levy Equity Management, Inc.;
                                           Penn Capital Management Company, Inc.;
                                           Timpani Capital Management LLC
 U.S. Strategic Equity Fund                Russell Investment Management, LLC
                                           Subadvisers: Brandywine Global Investment
                                           Management, LLC;
                                           HS Management Partners, LLC;
                                           Jackson Square Partners, LLC;
                                           Jacobs Levy Equity Management, Inc.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT


If you purchased the FIRST COVA RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:


BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     BlackRock Ultra-Short Term Bond Portfolio



RUSSELL INVESTMENT FUNDS

     Global Real Estate Securities Fund

     International Developed Markets Fund

     Strategic Bond Fund

     U.S. Small Cap Equity Fund

     U.S. Strategic Equity Fund

--------------------------------------------------------------------------------

If you purchased the FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth Portfolio)

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     Jennison Growth Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



PUTNAM VARIABLE TRUST -- CLASS IA

     Putnam VT Sustainable Leaders Fund

--------------------------------------------------------------------------------

If you purchased the FIRST COVA VARIABLE ANNUITY, the following portfolios are available:



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     MFS(R) Research International Portfolio

     Morgan Stanley Discovery Portfolio (formerly Morgan Stanley Mid Cap Growth Portfolio)

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PUTNAM VARIABLE TRUST -- CLASS IB

     Putnam VT Equity Income Fund